Derivatives - Assets and Notional Amounts (Details) $ in Thousands	Dec. 31, 2021 USD ($) derivative	Dec. 31, 2020 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Number of agreements | derivative	2
Derivative [Line Items]
Contract derivatives	$ 1,411	$ 1,435
Other assets
Derivative [Line Items]
Contract derivatives	1,411	1,435
Contract Derivative 1
Derivative [Line Items]
Notional amount	38,879	59,770
Contract Derivative 1 | Other assets
Derivative [Line Items]
Contract derivatives	1,076	$ 1,435
Contract Derivative 2
Derivative [Line Items]
Notional amount	37,891
Contract Derivative 2 | Other assets
Derivative [Line Items]
Contract derivatives	$ 335